                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

                                   COMPANIES

Investment Company Act file number 811-21872

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Catalyst Funds

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               (Exact name of registrant as specified in charter)

 630 Fitzwatertown Road, Building A, 2nd Floor  Willow Grove, PA  19090

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     (Address of principal executive offices)         (Zip code)

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 866.447.4228

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Date of fiscal year end:  06/30/2007

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Date of reporting period: 06/30/2007

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may

use the information provided on Form N-CSR in its regulatory, disclosure review,

inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR,

and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget

("OMB")  control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,

Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1.   REPORTS TO SHAREHOLDERS

The Semi–Annual Report to Shareholders for the period ended December 31, 2006 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, (the “1940 Act”)(17 CFR 270.30e-1) is filed herewith.

ANNUAL REPORT

Catalyst Value Fund

June 30, 2007

Catalyst Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

August 13, 2007

Dear fellow shareholder,

Investing in small and midcap value stocks presents many unique and interesting opportunities.  I am pleased to report that as of June 30, 2007, the returns for both the Class A and C shares, before considering any sales charges, from inception of the Fund on July 31, 2006 to June 30, 2007, strongly outperformed the S&P 500 Total Return Index1 and the Russell 2000 Total Return Value Index2, which is illustrated in the following table:

	Class A*				S&P 500	Russell 2000
	Without sales load	With sales load	With CDSC fee	Class C*	Total Return Index	Total Return Value Index
Total Return*	27.30%	20.30%	26.30%	26.40%	19.85%	17.69%

* Aggregate total return, not annualized.  The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted.  For performance information current to the most recent month-end, please call toll free at 866-447-4228.  There is a maximum sales load of 5.50% (“sales load”) on certain Class A subscriptions.  A 1% Contingent Deferred Sales Charge (“CDSC fee”) is imposed on certain redemptions of Class A shares held less than one year.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

1 The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track; and individuals cannot invest directly in any index; although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.

2 The Russell 2000 Total Return Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track; and individuals cannot invest directly in any index; although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index or the Russell 2000 Total Return Value Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and securities comprising the index; so too with the Catalyst Value Fund, which will not invest in certain securities comprising these indices.

Total Fund operating expense ratios as stated in the current Fund prospectus dated July 12, 2007 were as follows:
Catalyst Value Fund Class A, gross of fee waivers or expense reimbursements	17.36%
Catalyst Value Fund Class A, after waiver and reimbursement	2.01%
Catalyst Value Fund Class C, gross of fee waivers or expense reimbursements	23.85%
Catalyst Value Fund Class C, after waiver and reimbursement	2.76%

The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Fund Operating Expenses, (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.95% for Class A and 2.70% for Class C of its average daily net assets through June 30, 2007.  Total Gross Operating Expenses (Annualized) during the period from July 31, 2006 to June 30, 2007 were 11.53% for Class A and 15.99% for Class C.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the period ended June 30, 2007.

Our unique disciplined statistical approach to investing gives us piece of mind in approaching the markets in an objective manner when there is so much noise in the investment climate.  While we believe that many stocks are priced efficiently, there are many factors that cause investors to act irrationally when presented with information that creates fear.  We believe these events give investors like us that act statistically versus emotionally the ability to act upon investment bargains in places where others fear to tread.

 Many of the stocks the Fund owns are in areas that are considered unpopular, yet companies that are not looked upon favorably by market participants frequently are not attributed their true intrinsic worth.  Some of our best picks that have contributed to our out-performance are in companies that are associated with bankrupt airlines and formerly bankrupt retailers.  We expect to be able to continue to find lucrative opportunities like these as analysts typically do not follow companies with similar histories. We believe that the human emotions of “fear” and “greed” give us the opportunity to outperform in the long run.  However, at times of market uncertainty the unknown companies that offer a good value will frequently be overlooked in favor of blue chips that we believe do not offer as compelling values.  It is important that we remain steadfast at these times such that we can benefit from the opportunities the market presents during times of difficulty.

It is important to take a long-term outlook when investing such that a strong investment philosophy can prove itself over time.  The most important thing to remember as an investor in the Catalyst Value Fund is that while the market may be a popularity contest in the short-run, true value will shine through in the long-run.

            As of June 30, 2007, the Fund’s top five holdings were as follows:

Universal Insurance Holdings, Inc.	5.20%
Patriot Scientific Corp.	4.75%
China Expert Technology Inc.	4.38%
RG Barry Corp.	4.31%
AVICI Systems, Inc.	3.88%

As of June 30, 2007 the Fund’s equity holdings were divided among economic sectors as follows:

Technology	18.49%
Consumer Staples	16.35%
Energy	16.21%
Financials	12.20%
Capital Goods	11.68%
Healthcare	6.84%
Communication Services	5.92%
Basic Materials	5.20%
Transportation	4.69%
Consumer Cyclicals	1.27%

                The percentages in the above tables are based on net assets of the Fund as of June 30, 2007.  Portfolio holdings are subject to change.

We believe that our statistical models can find opportunities that do not seem attractive to the average investor.  However, the model is unable to look at the human factors at work in different situations.  We hope to add value by looking beyond the numbers to decide which companies the model selects accurately represents the values it stands for.   We look forward to a prosperous 2007 and thank you for your continued support.

Sincerely,

David S. Miller

Senior Portfolio Manager

This report is intended for the Fund’s shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.

CATALYST FUNDS                                                                           ANNUAL REPORT

Information About Your Fund’s Expenses

As a shareholder of the Catalyst Value Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 made on 12/31/06 and held for the entire period of 12/31/06 through 06/30/07.  Please note that this table is unaudited.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 12/31/06).  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 12/31/06 through 06/30/07
Actual Fund Return (in parentheses)	Beginning Account Value 12/31/06	Ending Account Value 06/30/07	Expenses Paid During Period*
Catalyst Value Fund Class A (+8.34%)	$ 1,000.00	$ 1,083.40	$ 9.81
Catalyst Value Fund Class C (+7.94%)	1,000.00	1,079.40	13.77

Hypothetical 5% Fund Return	Beginning Account Value 12/31/06	Ending Account Value 06/30/07	Expenses Paid During Period*
Catalyst Value Fund Class A	$ 1,000.00	$ 1,015.37	$ 9.49
Catalyst Value Fund Class C	1,000.00	1,011.55	13.32

*Expenses are equal to the Fund’s annualized expense ratios of 1.90% and 2.67% for the Catalyst Value Fund Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 866-447-4228.  Please read it carefully before you invest or send money.

CATALYST FUNDS                                                                           ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE CATALYST VALUE FUND AND THE S&P 500 TOTAL RETURN INDEX

13,000
12,500
12,000
11,500
11,000
10,500
10,000
9,500
9,000
Dollars ($)
$12,730
$12,640
$12,030
$11,985
07/31/06
08/31/06
09/30/06
10/31/06
11/30/06
12/31/06
01/31/07
02/28/07
03/31/07
04/30/07
05/31/07
06/30/07
Class A with Sales Load
Class A without Sales Load
Class C
S&P 500 Total Return

Average Annual Total Return

		Commencement of Operations
		through June 30, 2007(2)
S&P 500 Total Return Index		19.85%
Class A(1)	With sales charge	20.30%
	Without sales charge	27.30%
	With contingent deferred sales charge	26.30%
Class C(1)		26.40%

(1)

Catalyst Value Fund Class A and Class C shares commenced operations on July 31, 2006.

(2)

Returns shown are aggregate total returns, not annualized.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

The above graph depicts the performance of the Catalyst Value Fund versus the S&P 500 Total Return Index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Catalyst Value Fund, which will not invest in certain securities comprising this index.

CATALYST FUNDS
VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2007		ANNUAL REPORT

COMMON STOCK - (98.85%)	Shares	Value

AGRICULTURE - (1.32%)
Loews Corp. - Carolina Group	257	$ 19,858

AIRLINES - (4.69%)
Pinnacle Airlines Corp. *	2,513	47,119
World Air Holdings, Inc. *	1,946	23,352
		70,471

APPAREL - (12.95%)
Footstar, Inc.	8,750	36,750
RG Barry Corp. *	5,460	64,701
True Religion Apparel, Inc. *	2,000	40,660
Wet Seal, Inc. Class A*	8,706	52,323
		194,434

AUTO PARTS - (2.81%)
Autozone, Inc. *	140	19,127
Lear Corp. *	650	23,146
		42,273

BUILDING & CONSTRUCTION - (2.23%)
Schuff International, Inc. *	1,300	33,475

CHEMICALS - (4.69%)
China Agritech, Inc. *	9,750	31,297
Ciba Specialty Chemicals AG - ADR	573	18,628
Pioneer Cos., Inc. *	598	20,553
		70,478

COAL - (1.08%)
Fording Canadian Coal Trust	495	16,246

COMMERCIAL SERVICES - (3.34%)
Live Nation, Inc. *	750	16,785
Thomas Group, Inc.	3,175	33,369
		50,154

COMPUTERS & COMPUTER SERVICES - (9.13%)
China Expert Technology, Inc. *	9,263	65,767
Patriot Scientific Corp.	126,257	71,335
		137,102

ELECTRICAL COMPONENTS & EQUIPMENT - (2.34%)
Encore Wire Corp.	1,192	35,092

FINANCIAL SERVICES - (4.74%)
American Express Co.	270	16,519
Ameriprise Financial, Inc.	315	20,025
Calamos Asset Management, Inc. Class A	572	14,615
UTEK Corp.	1,400	20,020
		71,179

HEALTHCARE PRODUCTS & SERVICES - (3.68%)
Advocat, Inc. *	3,045	36,723
Respironics, Inc. *	436	18,569
		55,292

CATALYST FUNDS
VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2007		ANNUAL REPORT

COMMON STOCK - (98.85%) (continued)	Shares	Value

INSURANCE - (7.46%)
21st Century Holding Co.	3,156	$ 33,895
Universal Insurance Holdings, Inc.	12,600	78,120
		112,015

INTERNET SERVICE & SOFTWARE - (3.26%)
i2 Technologies, Inc. *	1,107	20,634
Imergent, Inc.	1,158	28,325
		48,959

LEISURE & RECREATION - (0.94%)
Aldila, Inc.	916	14,125

MACHINERY - (1.02%)
Gencor Industries, Inc. *	1,652	15,364

MINING - (1.51%)
Freeport-McMoRan Copper & Gold, Inc.	274	22,693

MISCELLANEOUS MANUFACTURING - (2.49%)
FreightCar America, Inc.	781	37,363

OIL & GAS - (16.21%)
Dominion Resources Black Warrior Trust	2,115	52,177
Norsk Hydro ASA - ADR	1,107	42,365
Patterson-UTI Energy, Inc.	1,529	40,075
Pengrowth Energy Trust	649	12,389
Repsol YPF SA - ADR	518	20,047
Santa Fe Energy Trust	1,200	29,700
Vaalco Energy, Inc. *	9,677	46,740
		243,493

PHARMACEUTICALS - (3.16%)
Aspreva Pharmaceuticals Corp. *	2,745	47,489

TELECOMMUNICATIONS - (9.80%)
Avici Systems, Inc.	7,770	58,275
InterDigital Communications Corp. *	1,648	53,016
T-Bay Holdings, Inc. *	8,750	35,963
		147,254

TOTAL COMMON STOCK (Cost $1,370,844)		1,484,809

SHORT-TERM INVESTMENTS - (1.58%)
Fidelity Institutional Money Market Fund Class I, 5.25% ** (Cost $23,691)	23,691	23,691

TOTAL INVESTMENTS (Cost $1,394,535) - 100.43%		$ 1,508,500

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.43%)		(6,436)

NET ASSETS - 100%		$ 1,502,064

* Non-income producing security.
** Rate shown represents the rate at June 30, 2007, is subject to change and resets daily.
ADR American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - June 30, 2007

Value Fund
Assets:
Investments in securities, at market (cost: $1,394,535)	$ 1,508,500
Receivables:
Dividends	915
Interest	187
Due from Manager	5,296
Prepaid expenses	6,277
Total assets	1,521,175

Liabilities:
Payables:
Distribution fees	834
Due to administrator	958
Other liabilities and accrued expenses	17,319
Total liabilities	19,111
Net Assets	$1,502,064

Net Assets consist of:
Paid-in capital	$1,338,804
Undistributed net investment income	57,758
Accumulated realized capital loss	(8,463)
Net unrealized appreciation on investments	113,965

Total Net Assets (Unlimited shares of beneficial interest authorized; no par value,
118,015 shares issued and outstanding)	$1,502,064

Class A shares:
Net Assets applicable to 114,334 shares outstanding	$1,455,531
Net Asset Value and redemption price per share *	$12.73

Maximum offering price per share **	$13.47

Class C shares:
Net Assets applicable to 3,681 shares outstanding	$46,533
Net Asset Value, offering and redemption price per share	$12.64

*

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

**	There is a maximum front-end sales charge (load) of 5.50% imposed on purchases of Class A shares.

The accompanying notes are an integral part of these financial statements.

	CATALYST FUNDS	ANNUAL REPORT
	STATEMENT OF OPERATIONS

		Value Fund

		For the Period Ended
		June 30, 2007 *

	Investment income:
	Dividends (net of $687 foreign tax withheld)	$69,240
	Interest	2,712
Total investment income	Total investment income	71,952

	Expenses:
	Management fees	9,048
	Distribution (12b-1) fees - Class A	1,757
	Distribution (12b-1) fees - Class C	210
	Legal fees	17,742
	Audit fees	14,000
	Accounting and transfer agent fees and expenses	13,854
	Compliance officer compensation	6,617
	Miscellaneous	6,216
	Registration fees	4,307
	Custody fees	3,970
	Trustee fees	3,750
	Pricing fees	2,700
	Insurance fees	480
	Printing fees	325
	Total expenses	84,976
	Less: fees waived and expenses absorbed	(70,782)
	Net expenses	14,194

	Net investment income	57,758

	Realized and unrealized gain (loss) on investments:
	Net realized loss on investments	(8,463)
	Net change in unrealized appreciation on investments	113,965
	Net realized and unrealized gain on investments	105,502

	Net increase in net assets resulting from operations	$163,260

	* The Value Fund commenced operations on July 31, 2006.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
STATEMENT OF CHANGES IN NET ASSETS

Value Fund

For the Period Ended
June 30, 2007 *

Increase in Net Assets
Operations:
Net investment income	$57,758
Net realized loss on investments	(8,463)
Net change in unrealized appreciation on investments	113,965
Net increase in net assets resulting from operations	163,260

Increase in net assets from Fund share
transactions (Note 2)	1,238,804

Total increase in net assets	1,402,064

Net Assets:
Beginning of period	100,000
End of period (includes undistributed net investment income of $57,758)	$1,502,064

* The Value Fund commenced operations on July 31, 2006.

The accompanying notes are an integral part of these financial statements.

	CATALYST FUNDS			ANNUAL REPORT
	FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

		Value Fund

		Class A		Class C

		For the Period Ended		For the Period Ended
		June 30, 2007 *		June 30, 2007 *
	Net Asset Value, Beginning of Period	$10.00		$10.00

	Investment Operations:
	Net investment income ( a) ( c) ( d)	0.86		0.93
	Net realized and unrealized gain on
	investments	1.87		1.71
	Total from investment operations	2.73		2.64

	Net Asset Value, End of Period	$12.73		$12.64

	Total Return ( b)	27.30%		26.40%

	Ratios/Supplemental Data
	Net assets, end of period (in 000's)	$1,455		$47

	Ratio of expenses to average net assets:
	Before fees waived and expenses absorbed	11.53%	[1]	15.99%	[1]
	After fees waived and expenses absorbed	1.93%	[1]	2.68%	[1]

	Ratio of net investment income (loss) to average net assets:
	Before fees waived and expenses absorbed	(1.69)%	1 ( c)	(4.98)%	1 ( d)
	After fees waived and expenses absorbed	7.91%	1 ( c)	8.34%	1 ( d)

	Portfolio turnover rate	28.12%		28.12%

( a)	Net investment income per share is based on average shares outstanding.
( b)	Aggregate total return, not annualized.
( c)

Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets for Class A shares includes $0.65 and 5.98%, respectively, resulting from a special dividend from Footstar, Inc. in May 2007; and, $0.23 and 2.13%, respectively, resulting from a special dividend from Avici Systems, Inc. in June 2007.

( d)

Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets for Class C shares includes $0.77 and 6.93%, respectively, resulting from a special dividend from Footstar, Inc. in May 2007; and, $0.26 and 2.29%, respectively, resulting from a special dividend from Avici Systems, Inc. in June 2007.

[1]	Annualized.
*	The Value Fund Class A and Class C shares commenced operations on July 31, 2006.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2007

                      ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio Business Trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 ("`1940 Act").  The sole series of the Trust is the Catalyst Value Fund (the “Fund”).  The Fund became effective with the Securities and Exchange Commission (“SEC”) on July 14, 2006 and commenced operations on July 31, 2006.  The Fund is non-diversified.  The Fund has two classes of shares authorized, Class A and Class C.  Each class differs as to sales and redemption charges, and ongoing fees.  The Fund’s investment objective is to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America.

a)

Investment Valuation - The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.  At June 30, 2007, no securities were fair valued.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

b)

Federal Income Tax – The Trust intends to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

c)

Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America, are recorded on the ex-dividend date.

d)

Other—Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

e)

Multiple Class Allocations— Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

f)

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)

Commitments and Contingencies—In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2007

                      ANNUAL REPORT

(2)

CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Catalyst Value Fund Class A and Class C shares for the period from July 31, 2006 to June 30, 2007 were as follows:

(3)

INVESTMENT TRANSACTIONS

For the period from July 31, 2006 to June 30, 2007, aggregate purchases and sales of investment securities (excluding short-term investments) for the Catalyst Value Fund were as follows:

Purchases	Sales
$1,582,211	$202,904

There were no government securities purchased or sold during the period.

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Catalyst Capital Advisors LLC (the "Manager") acts as investment manager for the Fund pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions.  The Manager furnishes an investment program for the Fund; determines what investments should be purchased, sold, and held; and makes changes on behalf of the Trust to the investments of the Fund. For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund.  For the period from July 31, 2006 to June 30, 2007, the Fund incurred $9,048 of management fees, before the waiver and reimbursement described below, with $0 remaining payable at June 30, 2007.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; and extraordinary expenses) at 2.00% for Class A and 2.75% for Class C of the Catalyst Value Fund's average daily net assets through June 30, 2007.  On February 14, 2007, the Manager voluntarily reduced the expense limitation to 1.99% and 2.74% for Class A and Class C, respectively.  On April 24, 2007, the Manager and the Fund entered into a new Expense Limitation Agreement to replace the agreement in effect at commencement of operations.  Pursuant to the new agreement, the expense limitations were further reduced to 1.95% and 2.70% for Class A and Class C, respectively.  Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.  For the period from July 31, 2006 to June 30, 2007, the Manager waived management fees of $9,048 and reimbursed $61,734 of Fund expenses.  The Manager may recapture these amounts no later than June 30, 2010, subject to the terms of the Expense Limitation Agreement.

A Trustee of the Trust is the managing member of the Manager.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2007

                      ANNUAL REPORT

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix Capital Group, Inc. (“Matrix”).  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Trust, the Fund pays the greater of $4,500 per year or an annualized fee equal to 0.15% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund, plus out of pocket expenses.  For the period from July 31, 2006 to June 30, 2007, the Fund incurred $13,854 for such services including out of pocket expenses, with $375 remaining payable at June 30, 2007.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund.  For these services Matrix will receive a $7,000 per year base fee per series.  For the period from July 31, 2006 to June 30, 2007, Matrix earned $6,617 of compliance fees, with $583 remaining payable at June 30, 2007.

Matrix also acts as Distributor of the Fund’s shares.  For the period from July 31, 2006 to June 30, 2007, Matrix received $19 of commissions from the sale of Class A shares.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Matrix also acted as the broker of record on executions of purchases and sales of the Fund’s portfolio investments.  For those services, Matrix received $7,771 of brokerage commissions for the period from July 31, 2006 to June 30, 2007.

Certain officers of the Fund are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Fund may pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds.  For the period from July 31, 2006 to June 30, 2007, The Catalyst Value Fund incurred $1,757 and $210 of 12b-1 fees attributable to Class A and Class C shares, respectively.

(5)

TAX MATTERS

There were no distributions paid during the period from July 31, 2006 to June 30, 2007 for the Catalyst Value Fund.

As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Catalyst Value Fund
Cost of investments for tax purposes	$ 1,394,535
Unrealized Appreciation / (Depreciation):
Gross Appreciation	201,059
Gross Depreciation	(87,094)
Net Unrealized Appreciation	$ 113,965
Undistributed Ordinary Income:	69,758
Capital Loss Carryforward:	(3,936)
Deferred post-October Losses	(4,527)
Distributable Earnings, Net	$ 175,260

As of June 30, 2007, the Fund had a capital loss carryforward of $3,936 available for federal income tax purposes which expires as of June 30, 2015.  The difference between undistributed ordinary income on a tax basis and undistributed net investment income is due to the deferral of certain expense accruals for federal income tax purposes.  The capital loss carryforward for tax purposes differs from accumulated realized losses due to the tax deferral of post-October losses.

(6)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the Investment Company Act of 1940.  As of June 30, 2007, Kevin Keobounnam held 94.57% of Class C Catalyst Value Fund.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2007

                     ANNUAL REPORT

(7)

NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required no later than June 29, 2007 and is to be applied to all open tax years as of the effective date.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  At this time, management believes that the adoption of FIN 48 has no impact on the financial statements of the Fund.

In September 2006, FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157 “Fair Value Measurements”.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

(8)

SUBSEQUENT EVENTS

The Trust has launched an additional series, the Listed Private Equity Plus Fund (the “LPEP Fund”).  The LPEP Fund commenced operations on July 2, 2007.  Vista Research and Management, LLC will serve as investment advisor to the LPEP Fund.

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for descriptions of the Management Agreement, Services Agreement and Distribution (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 866-447-4228; and on the Commission’s website at http://www.sec.gov.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Catalyst Funds and the Shareholders

of the Catalyst Value Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Catalyst Value Fund, a series of shares of beneficial interest of Catalyst Funds, as of June 30, 2007, and the related statements of operations and changes in net assets and the financial highlights for the period from July 31, 2006 (commencement of operations) to June 30, 2007.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Catalyst Value Fund, as of June 30, 2007, the results of its operations, the changes in its net assets and its financial highlights for the period from July 31, 2006 (commencement of operations) to June 30, 2007, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

August 3, 2007

TRUSTEES AND OFFICERS (Unaudited)

Name, Address and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held
Disinterested Trustees
Tobias Caldwell c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Year of Birth: 1967	Trustee	Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999. Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	2	None

Tiberiu Weisz c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Year of Birth: 1949	Trustee	Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	2	None

Dr. Bert Pariser c/o The MITCU Corp. 860 East Broadway Suite 2D Long Beach, NY 11561 Year of Birth: 1940	Trustee	Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991	2

ValueLogix Inc., NB Engineering Inc., Enhanced Services Company, Inc., Laptop Solutions, Inc., Sonic Needle Corporation, Heat Systems Incorporated, Alcide Corporation, Adelphi Research Corporation, Health Delivery Systems, Inc

Interested Trustees and Officers
Jerry Szilagyi * 5 Abbington Drive Lloyd Harbor, NY 11743 Year of Birth: 1962	Trustee	Since 7/2006	Managing Member, Catalyst Capital Advisors LLC, January 2006- present; President, Abbington Capital Group LLC, 1998- present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to present; SVP Business Development, Integrity Mutual Funds, Inc., 5/2003- 7/2006; EVP Corporate Development, Orbitex Financial Services Group, Inc., 1998- 2003.	2	None
Christopher Anci 335 Madison Avenue 11th Floor New York, NY 10021 Year of Birth: 1968	President	Since 6/2006	Various positions with Matrix Capital Group, Inc., the Fund’s underwriter, since 1996 (its President since 1/2004); President of LM Anderson Securities, a broker-dealer, since 2/2002.	N/A	N/A
David F. Ganley 630 Fitzwatertown Road Willow Grove, PA 19090 Year of Birth: 1947	Secretary, Treasurer, and Chief Compliance Officer (CCO)	Secretary since 6/2006; Treasurer since 7/2006; CCO since 3/2007

Senior V.P. of Matrix Capital Group, Inc. since 2/2005; President and Treasurer of InCap Securities, Inc., a broker-dealer, 11/2001 to 12/2004; Chief Admin. Officer of InCap Service Co., a financial services firm, 11/2001 to 12/2004;

				N/A	N/A

*  Jerry Szilagyi is deemed an interested trustee because he is an officer of Catalyst Capital Advisors, LLC., the investment manager of the Catalyst Value Fund.

Catalyst Funds

5 Abbington Drive

Lloyd Harbor, NY  11743

MANAGER

Catalyst Capital Advisors, LLC

5 Abbington Drive

Lloyd Harbor, NY  11743

ADMINISTRATOR & TRANSFER AGENT

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

335 Madison Avenue

11th Floor

New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Briggs, Bunting & Dougherty, LLP

Two Penn Center Plaza

Suite 820

Philadelphia, PA  19102-1732

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

Huntington Bancshares, Inc.

7 Easton Oval

Columbus, OH  43219

ITEM 2.   CODE OF ETHICS.

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $10,000 and $2,000 for the fiscal years ended June 30, 2007 and 2006, respectively.

(b)

Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $2,000 and $0 for the fiscal years ended June 30, 2007 and 2006, respectively.

(d)

All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2007 and 2006 respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2007 and May 31, 2006 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable at this time.

ITEM 6.   SCHEDULE OF INVESTMENT

                      Included in Annual Report to Shareholders filed under item 1 of  this form.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

    MANAGEMENT INVESTMENT COMPANIES.

                      Not applicable Fund is an open-end management investment company.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                      Not applicable Fund is an open-end management investment company.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMETN INVESTMENT

          COMPANY AND AFFILIATED PURCHASERS

          Not applicable Fund is an open-end management investment company.

ITEM 10.  SUMBISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

                       There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of  trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.  EXHIBITS

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Catalyst Funds

                  /s/Christopher F. Anci

By Christopher F. Anci, President         -----------------------

Date:  September 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, this report has been signed below by the

Following persons on behalf of the registrant and in the capacities and on the dates indicated.

 /s/ Christopher F. Anci

By Christopher F. Anci, President         -------------------------

Date: September 4, 2007

 /s/ David F. Ganley

By David F. Ganley, Treasurer             --------------------------

Date:  September 4, 2007